Deposits from banks (Tables)	12 Months Ended
Dec. 31, 2025
Statistical Disclosure for Banks [Abstract]
Deposits from banks

	12/31/2025	12/31/2024
Payables with credit card network	11,373,973	8,956,528
Securities sold under agreements to repurchase	3,023,399	1,725,852
Interbank deposits	68,484	517,072
Others	119,848	120,125
Total	14,585,704	11,319,577